INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS
6.	INTANGIBLE ASSETS

Intangible assets, net consist of the following:

	$00,0000	$00,0000
	As of December 31,
	2010	2011
Costs:
Intangible assets with finite lives:
Customer base	—	1,638
Technology	—	1,151
Non-compete agreements	—	1,197
Exchange differences	—	76

	—	4,062

Accumulated amortization:
Customer base	—	(380)
Technology	—	(198)
Non-compete agreements	—	(87)

	—	(665)

Net Carrying Amount:
Intangible assets with finite lives:
Customer base	—	1,258
Technology	—	953
Non-compete agreements	—	1,110
Exchange differences	—	76

	—	3,397

The weighted average remaining amortization period for customer base, technology, and non-compete agreements are approximately 5.5, 2.5 and 6.5 years, respectively.

The amortization expenses for acquired intangible assets for the years ended December 31, 2009, 2010 and 2011 were nil, nil and US$665. The Company expects to record amortization expenses of US$1,045 , US$889, US$624, US$322 and US$245 for the next five years through December 31, 2016, respectively, and remaining US$272 will be amortized after 2016.